Exhibit 99.1

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)
Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2017-C, Asset-Backed Notes (the “Notes”)

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file (the “Preliminary Data File” defined below) related to a pool of automobile retail installment sale contracts (the “Receivables”) which we were informed are intended to be included as collateral in the offering of the Notes. The Company is responsible for the specified attributes identified by the Company in the Preliminary Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise indicated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise noted. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Preliminary Data File” means an electronic data file (“bb.Pool 2017-C 060917 Sample Pool.xlsx”) provided to us by the Company on June 14, 2017, containing information on 8,323 Receivables and their attributes as of June 9, 2017.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, Application for Registration, Dealer’s Report of Sale, Application for Dealer Assignment, Lien Entry Form, or Vehicle Dealer Temporary Permit (Certificate of Fact).

•	The term “Receivable File” means any file containing some or all of the following documents: Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Change letter), Federal Truth in Lending Disclosure Statement, Title Document, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and/or Credit Application. The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

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We performed the following procedures:

A.	The Company instructed us to select a random sample of 150 Receivables from the Preliminary Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they selected the number of Receivables we were instructed to randomly select from the Preliminary Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Preliminary Data File to the corresponding information in the respective Receivable File. The Company indicated that the absence of any of the specified documents or the inability to agree the indicated information from the Preliminary Data File to the Receivable File for each of the attributes identified, utilizing instructions provided by the Company (as applicable), constituted an exception. Where more than one document was indicated for an attribute, we used the highest priority document found in the related Receivable File (i.e., in the order listed in the table below).

Attribute	Receivable File / Instructions

Obligor’s First Name and Last Name	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement). We were instructed by the Company to consider abbreviations of the Obligor’s First Name to be in agreement (e.g., Jeff and Jeffrey)

Contract Date	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Original Term	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Original Amount Financed	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Scheduled Monthly Payment Amount	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Annual Percentage Rate (“APR”)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Vehicle Type (New or Used)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Vehicle Make	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

Vehicle Model	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)

The information regarding the Sample Receivables was found to be in agreement with the respective information appearing in the Receivable File, except as noted in Exhibit B.

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C.	In addition to the procedures described in above, for each Sample Receivable, we observed the presence of the following in the Receivable File:

•	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Serv,” Consumer Port. Ser.,” “Consumer Portfolio Servic,” “Consumer Portfolio SVCS Q85,” and “C.P.S. Inc.” were acceptable names for the Company.

•	Proof of Insurance. The Company informed us that an Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system, each listing an insurance company name, were acceptable proof of insurance.

•	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Preliminary Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Preliminary Data File and information and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Preliminary Data File, the Receivable Files, or data and documents furnished to us by the Company which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, CA

June 29, 2017

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Exhibit A

The Sample Receivables

Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]

1	2017C001	51	2017C051	101	2017C101
2	2017C002	52	2017C052	102	2017C102
3	2017C003	53	2017C053	103	2017C103
4	2017C004	54	2017C054	104	2017C104
5	2017C005	55	2017C055	105	2017C105
6	2017C006	56	2017C056	106	2017C106
7	2017C007	57	2017C057	107	2017C107
8	2017C008	58	2017C058	108	2017C108
9	2017C009	59	2017C059	109	2017C109
10	2017C010	60	2017C060	110	2017C110
11	2017C011	61	2017C061	111	2017C111
12	2017C012	62	2017C062	112	2017C112
13	2017C013	63	2017C063	113	2017C113
14	2017C014	64	2017C064	114	2017C114
15	2017C015	65	2017C065	115	2017C115
16	2017C016	66	2017C066	116	2017C116
17	2017C017	67	2017C067	117	2017C117
18	2017C018	68	2017C068	118	2017C118
19	2017C019	69	2017C069	119	2017C119
20	2017C020	70	2017C070	120	2017C120
21	2017C021	71	2017C071	121	2017C121
22	2017C022	72	2017C072	122	2017C122
23	2017C023	73	2017C073	123	2017C123
24	2017C024	74	2017C074	124	2017C124
25	2017C025	75	2017C075	125	2017C125
26	2017C026	76	2017C076	126	2017C126
27	2017C027	77	2017C077	127	2017C127
28	2017C028	78	2017C078	128	2017C128
29	2017C029	79	2017C079	129	2017C129
30	2017C030	80	2017C080	130	2017C130
31	2017C031	81	2017C081	131	2017C131
32	2017C032	82	2017C082	132	2017C132
33	2017C033	83	2017C083	133	2017C133
34	2017C034	84	2017C084	134	2017C134
35	2017C035	85	2017C085	135	2017C135
36	2017C036	86	2017C086	136	2017C136
37	2017C037	87	2017C087	137	2017C137
38	2017C038	88	2017C088	138	2017C138
39	2017C039	89	2017C089	139	2017C139
40	2017C040	90	2017C090	140	2017C140
41	2017C041	91	2017C091	141	2017C141
42	2017C042	92	2017C092	142	2017C142
43	2017C043	93	2017C093	143	2017C143
44	2017C044	94	2017C094	144	2017C144
45	2017C045	95	2017C095	145	2017C145
46	2017C046	96	2017C096	146	2017C146
47	2017C047	97	2017C097	147	2017C147
48	2017C048	98	2017C098	148	2017C148
49	2017C049	99	2017C099	149	2017C149
50	2017C050	100	2017C100	150	2017C150

______________

[1] The Company has assigned a unique eight digit Customer Account Number to each Receivable in the Preliminary Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

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Exhibit B

Sample Receivable #	Receivable Number	Attribute	Per Preliminary Data File	Per Receivable File

12	2017C012	APR	23.95%	23.96%

22	2017C022	Obligor’s First Name	Redacted	Redacted[1]

____________________

[1] The Obligor’s First Name in the Preliminary Data File was spelled with one missing letter per the corresponding information in the Receivable File.

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